Reporting Entity - Condensed Financial Information of the Significant Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total Assets	₩ 44,611,620	₩ 42,369,111
Total Liabilities	21,788,084	20,019,861
Total equity	22,823,536	22,349,250		₩ 16,116,430
Revenue	17,846,932	16,945,910	₩ 17,552,010
Profit (loss)	861,942	3,131,988	2,657,595
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	265,725	493,972	455,685
Total Liabilities	77,378	107,565	104,727
Total equity	188,347	386,407	350,958
Revenue	363,627	373,019	389,944
Profit (loss)	3,010	39,962	32,728
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	923,424	1,045,946
Total Liabilities	446,432	495,907
Total equity	476,992	550,039
Revenue	530,489	228,000
Profit (loss)	(5,077)	(9,507)
SK m&service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	109,699	97,924	113,515
Total Liabilities	58,605	48,182	62,795
Total equity	51,094	49,742	50,720
Revenue	218,848	208,936	193,256
Profit (loss)	2,448	(119)	1,249
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	67,327	79,646	90,923
Total Liabilities	30,361	28,458	28,410
Total equity	36,966	51,188	62,513
Revenue	39,944	41,604	47,546
Profit (loss)	(13,301)	(10,323)	(35,454)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	4,447,549	4,266,458	3,802,349
Total Liabilities	2,811,417	2,682,236	2,616,317
Total equity	1,636,132	1,584,222	1,186,032
Revenue	3,178,805	3,158,877	3,050,083
Profit (loss)	48,583	154,999	32,030
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Total Assets	151,493	147,691	250,747
Total Liabilities	21,163	20,873	35,900
Total equity	130,330	126,818	214,847
Profit (loss)	(294)	58,584	196,250
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Total Assets	439,947	432,699	506,883
Total Liabilities	225,942	216,624	288,881
Total equity	214,005	216,075	218,002
Revenue	1,684,576	1,587,203	1,766,142
Profit (loss)	96	76	391
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	80,844	76,770	77,681
Total Liabilities	55,133	45,229	45,501
Total equity	25,711	31,541	32,180
Revenue	206,080	198,164	197,408
Profit (loss)	3,906	4,217	2,599
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	66,932	74,452	65,406
Total Liabilities	50,060	49,400	41,860
Total equity	16,872	25,052	23,546
Revenue	193,377	205,574	186,117
Profit (loss)	2,230	5,276	3,309
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	96,446	81,773	87,000
Total Liabilities	62,086	42,257	45,248
Total equity	34,360	39,516	41,752
Revenue	281,634	265,183	255,841
Profit (loss)	1,724	1,089	6,283
SK Planet Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	595,838	753,630	1,534,866
Total Liabilities	278,438	436,501	920,677
Total equity	317,400	317,129	614,189
Revenue	275,544	672,648	1,082,685
Profit (loss)	1,214	(436,106)	(513,667)
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Total Assets	171,586	204,479	130,878
Total Liabilities	53,669	44,620	17,204
Total equity	117,917	159,859	113,674
Revenue	196,961	137,849	69,452
Profit (loss)	(48,006)	(21,314)	(14,092)
SKP America LLC. [member]
Disclosure of subsidiaries [line items]
Total Assets	48,344	383,697	412,251
Total Liabilities	126
Total equity	48,218	383,697	412,251
Profit (loss)	(351,470)	(370)	(57)
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	2,639,781	2,611,838
Total Liabilities	2,330,920	2,261,456
Total equity	308,861	350,382
Revenue	913,301	197,487
Profit (loss)	12,703	6,038
SK Infosec Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	158,424	183,896
Total Liabilities	61,644	54,301
Total equity	96,780	129,595
Revenue	270,423
Profit (loss)	18,520
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	236,329	116,716	104,891
Total Liabilities	93,625	65,890	39,874
Total equity	142,704	50,826	65,017
Revenue	135,116	110,284	115,596
Profit (loss)	(5,415)	(13,903)	(27,254)
Home and Service Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	113,176	87,159	83,698
Total Liabilities	76,192	45,341	38,350
Total equity	36,984	41,818	45,348
Revenue	351,154	325,177	141,739
Profit (loss)	(267)	(1,264)	11
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Total Assets	70,754	41,305
Total Liabilities	59,207	37,560
Total equity	11,547	3,745
Revenue	196,063	116,459
Profit (loss)	875	₩ (16,987)
SK techx Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets			237,700
Total Liabilities			41,561
Total equity			196,139
Revenue			195,948
Profit (loss)			₩ 26,827
FSK L&S CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	47,550
Total Liabilities	19,651
Total equity	27,899
Revenue	130,872
Profit (loss)	306
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Total Assets	144,263
Total Liabilities	78,519
Total equity	65,744
Revenue	19,787
Profit (loss)	₩ 5,756